INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2026
Inventories
SCHEDULE OF INVENTORIES
	March 31,	December 31,
	2026	2025

Raw materials	$118	$117
Finished goods	2,189	610
Inventory in transit	40	636
Smart cart parts	3,189	2,528
	$5,536	$3,891